Significant accounting policies - Commonly Owned Operating Facilities (Details)	12 Months Ended
Dec. 31, 2017 CAD
Accounting Policies [Abstract]
Cost of ownership in plant in service	CAD 833,578
Accumulated Depreciation	225,156
Expenditures	CAD 99,930